Related parties - Ownership percentage (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IHS Mauritius Cameroon Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Mauritius Cote d Ivoire Limited [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Mauritius Netherlands Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Mauritius Zambia Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Mauritius Rwanda Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Africa (UK) Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands Coperatief U.A.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands Holdco B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands NG1 B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands NG2 B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Nigeria Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
INT Towers Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Towers NG Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
Tower infrastructure Company Limited
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
IHS Cote d Ivoire S.A.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Cameroon S.A.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Zambia Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Rwanda Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
Rwanda Towers Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Kuwait Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Brasil Cesso de Infraestruturas S.A.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Towers Colombia S.A.S
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
San Gimignano Imoveis e Adminsitracao Limitada
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
Nigeria Tower Interco B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands GCC B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands KW B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
IHS Netherlands KSA B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS GCC Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands Connect B.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS GCC KW Holding Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	70.00%	100.00%
IHS FinCo Management Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
Global Independent Connect Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS KSA Limited
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS SSC FZE
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands BR B.V
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands PHP B.V
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Peru S.A.C.[Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS Netherlands RSA B.V [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%	100.00%
IHS South Africa Holding Proprietary Limited [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
IHS Towers South Africa Proprietary Limited [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
IHS Towers Inc. [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
IHS Netherlands EGY B.V.[Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
IHS Telecom Tower Egypt S.A.E.[Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	80.00%
Skysites Americas Ltda [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
Wi-Fi Mundial Ltda.[Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
Topzio Empreendimentos Imoliliarios Ltda. [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
IHS Fiber Brasil Participaes Ltda. [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
IHS Fiber Brasil - Cesso de Infraestruturas Ltda.[Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
Centennial Towers Colombia S.A.S.. [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
Polar Breeze Colombia S.A.S [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
Centennial Towers Brasil Cooperatief U.A. [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
FiberCo Solues de Infraestrutura S.A. [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	51.00%
Centennial Towers of Brasil B.V. [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
Centennial Towers of Colombia Ltd. [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
IHS Centennial Brasil Torres de Telecomunicacoes Ltda [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
Polar Breeze Empreendimentos Ltda.. [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%